Prepayments and other current assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets
4	Prepayments and other current assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Prepaid media cost	54,937	45,452	6,529
Prepaid service fee	6,804	9,892	1,421
VAT and other surcharges	12,097	16,266	2,336
Investment in a convertible loan	—	8,000	1,149
Office rental deposit	853	2,321	333
Others	5,887	4,156	598

Total prepayments and other current assets	80,578	86,087	12,366